Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Ordinary Shares Subject to Possible Redemption	As of September 30, 2023 and December 31, 2022, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Class A ordinary shares subject to possible redemption as of December 31, 2022	$25,417,987
Plus:
Remeasurement of carrying value to redemption value	553,425
Class A ordinary shares subject to possible redemption as of March 31, 2023	25,971,412
Plus:
Remeasurement of carrying value to redemption value	554,814
Initial Pre-Extension Redemption	(4,041,203)
Class A ordinary shares subject to possible redemption as of June 30, 2023	22,485,023
Plus:
Remeasurement of carrying value to redemption value	539,200
Class A ordinary shares subject to possible redemption as of September 30, 2023	$23,024,223
As of December 31, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheets are reconciled in the following table:
Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,637,000)
Issuance costs allocated to Class A ordinary shares	(12,907,420)
Plus:
Accretion of carrying value to redemption value	25,994,420
Class A ordinary shares subject to possible redemption as of December 31, 2021	233,450,000
Plus:
Remeasurement of carrying value to redemption value	2,129,761
Initial Pre-Extension Redemption	(210,161,774)
Class A ordinary shares subject to possible redemption as of December 31, 2022	$25,417,987

Schedule of Basic and Diluted Net Loss Per Ordinary Share	The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):
	For the three months ended September 30, 2023		For the three months ended September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,015,111)	$(2,804,963)	$(1,147)	$(287)
Denominator:
Basic and diluted weighted average shares outstanding	2,080,915	5,750,000	23,000,000	5,750,000
Basic and diluted net loss per share	$(0.49)	$(0.49)	$0.00	$0.00
	For the nine months ended September 30, 2023		For the nine months ended September 30, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(2,030,703)	$(5,206,988)	$(431,493)	$(107,873)
Denominator:
Basic and diluted weighted average shares outstanding	2,242,476	5,750,000	23,000,000	5,750,000
Basic and diluted net loss per share	$(0.91)	$(0.91)	$(0.02)	$(0.02)
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):
	For the Period Ended December 31, 2022		For the Period January 21, 2021 (Inception) through December 31, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,360,510)	$(403,283)	$(138,342)	$(174,932)
Denominator:
Basic and diluted weighted average shares	19,398,096	5,750,000	4,011,628	5,072,674
Basic and diluted net loss per share	$(0.07)	$(0.07)	$(0.03)	$(0.03)